Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration [abstract]
Audit fees	€ 814	€ 771	€ 599
Tax fees	138	87	104
All other fees		13	22
Total principal accountant fees and services	€ 952	€ 871	€ 725